FINANCE INCOME AND FINANCE EXPENSES	6 Months Ended
Jun. 30, 2025
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES	FINANCE INCOME AND FINANCE EXPENSES

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Foreign exchange gain	4,376	200	8,234	1,070
Interest income	54	30	90	104
Total finance income	4,430	230	8,324	1,174

Finance expense consists of the following:
Foreign exchange loss	345	2	435	153
Unwinding of deferred consideration	—	426	211	679
Interest expense on lease liabilities	78	55	152	89
Interest expense on borrowings(1)	1,685	390	3,689	390
Cash flow hedge - ineffective portion of changes in fair value (Note 4)	11	—	11	—
Other finance results	199	24	321	40
Total finance expenses	2,318	897	4,819	1,351
Net finance income (expense)	2,112	(667)	3,505	(177)
(1) Interest expense on borrowings is partially offset by the net interest income of $414 from the settlements of the derivative financial instrument used to hedge liabilities for the three and six months ended June 30, 2025.

Foreign exchange gain and loss of the Group are comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to loan, cash and cash equivalents and intercompany balances.

The unwinding of deferred consideration is associated with the unwinding of the discount applied to the valuation of the deferred consideration for the acquisition of the Freebets.com Assets during the six months ended June 30, 2025. The final deferred consideration amount for the acquisition of the Freebets.com Assets was paid in April 2025, and as a result, the Group will not incur further expenses related to this transaction.

The unwinding of deferred consideration is mainly associated with the unwinding of the discount applied to the valuation of deferred consideration for the acquisition of Freebets.com Assets during the three months ended June 30, 2024, and the deferred consideration for the acquisition of BonusFinder and the Freebets.com Assets during the six months ended June 30, 2024. The final deferred consideration amount for the acquisition of BonusFinder was paid in April 2024, and as a result, the Group will not incur further expenses related to this transaction.